Provisions - Summary of classification of provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Non-Current	$ 12,339	$ 31,668
Current	4,133	2,848
Well plugging and abandonment [Member]
Disclosure of other provisions [line items]
Non-Current	12,191	31,389
Current	3,096	1,135
Environmental remediation [member]
Disclosure of other provisions [line items]
Non-Current	148	279
Current	936	1,542
Contingencies [Member]
Disclosure of other provisions [line items]
Current	$ 101	$ 171